SCHEDULE OF MAJOR ASSUMPTIONS IN DETERMINING THE DEFINED BENEFITS PLAN LIABILITY (Details)	Dec. 31, 2023	Dec. 31, 2022
Disclosure of information about defined benefit plans [abstract]
Capitalization rate	3.15%	2.73%
Salary growth rate	0.00%	0.00%
Retirement rate	5.00%	5.00%